Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Assets

	2020	2019
Current -
Interest receivable	$6,457	$12,838
Other	1,348	1,368

	7,805	14,206
Non-current -
Guarantee deposits	3,010	4,121
Deposits for litigation	8,126	10,548
Other	3,212	3,212

	14,348	17,881

	$22,153	$32,087